GOING CONCERN	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018
GOING CONCERN [Abstract]
GOING CONCERN

NOTE 3 - GOING CONCERN

During the nine months ended June 30, 2019 and 2018, and since inception, the Company has experienced cash flow problems. From time-to-time, the Company has experienced difficulties meeting its obligations as they became due. The Company believes that as a stand-alone entity with a new capital structure it will be able to raise debt and equity capital and acquire other companies. As reflected in the accompanying financial statements, the Company has an accumulated deficit as of June 30, 2019 and September 30, 2018.

The Company believes that becoming a separate corporate entity with a simple capital structure it will be able to raise additional capital and complete strategic acquisitions. However, management cannot provide any assurances that the Company will be successful in accomplishing any of its plans.

The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described in the preceding paragraph and eventually secure other sources of financing and attain profitable operations.

The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classifications of liabilities that might be necessary if the Company is unable to continue as a going concern.

NOTE 3 - GOING CONCERN

During the years ended September 30, 2018 and 2017, and since inception, the Company has experienced cash flow problems. From time-to-time, the Company has experienced difficulties meeting its obligations as they became due. The Company believes that as a stand-alone entity with a new capital structure it will be able to raise debt and equity capital and acquire other companies. As reflected in the accompanying financial statements, the Company has an accumulated deficit as of September 30, 2018 and September 30, 2017.

The Company believes that becoming a separate corporate entity with a simple capital structure it will be able to raise additional capital and complete strategic acquisitions. However, management cannot provide any assurances that the Company will be successful in accomplishing any of its plans.

The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described in the preceding paragraph and eventually secure other sources of financing and attain profitable operations. There is substantial doubt about the Company’s ability to continue as a going concern without raising additional debt or equity capital.

The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classifications of liabilities that might be necessary if the Company is unable to continue as a going concern.